UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-288660-02

Central Index Key Number of the issuing entity: 0002079358

Mercedes-Benz Auto Lease Trust 2025-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-288660

Central Index Key Number of the depositor: 0001537805

Mercedes-Benz Trust Leasing LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540252

Mercedes-Benz Financial Services USA LLC

(Exact name of sponsor as specified in its charter)

Steven C. Poling, Esq. (248) 991-6632

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Mercedes-Benz Auto Lease Trust 2025-B
(Issuing Entity)

Date: August 21, 2026	By:	Mercedes-Benz Financial Services USA LLC
(Servicer)

/s/ Markus Fickelscher
	Name:	Markus Fickelscher
	Title:	Head of Finance, Risk and Governance